IFRS 7 Disclosure (Market Risk - Portfolio Market Risk Measures) (Details) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Market Risk [Line Items]
Total VaR (one-day measure)	$ 34.8
Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	11.1
Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	25.3
Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	17.2
Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	4.8
Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	14.3
Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	19.4
Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(57.3)
Average risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	36.7	$ 40.1	$ 36.3	$ 39.6	$ 33.5
Average risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	12.7	15.3	9.3	13.5	11.5
Average risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	22.3	19.6	17.3	19.0	19.0
Average risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	27.3	17.6	12.5	20.4	10.1
Average risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	5.5	4.1	3.7	4.9	3.9
Average risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	22.1	35.5	30.3	31.4	19.9
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	18.3	17.1	20.4	16.9	21.1
Average risk [member] | Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(71.5)	$ (69.1)	$ (57.2)	$ (66.5)	$ (52.0)
High risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	48.5
High risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	18.1
High risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	28.6
High risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	47.0
High risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	9.7
High risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	30.8
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	21.7
Low risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	28.1
Low risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	9.5
Low risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	18.0
Low risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	9.7
Low risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	1.6
Low risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	12.9
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	$ 14.4